Total Minimum Rental Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 1,914
2015	1,877
2016	1,877
2017	1,877
2018	1,924
Thereafter	21,159
Operating Leases, Future Minimum Payments Due, Total	$ 30,628